Restricted Cash (Details) - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Restricted Cash and Cash Equivalents Items [Line Items]
Current restricted cash	$ 531,000	$ 357,953	$ 178,000	$ 189,260	$ 155,810
Non-current restricted cash	1,000,000	0	$ 0	0	$ 457,053
Liquefaction Project [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Current restricted cash	531,000	357,953		$ 189,260
Non-current restricted cash	$ 1,000,000	$ 0